Retirement Plans and Other Retiree Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%	100.00%
Assumed health care cost trend rate	7.50%	7.70%
Assumed decrease in health care cost trend rate	4.50%
Effect of one percent increase in health care cost trend rate on other postretirement benefit obligation	$ 12,900,000
Effect of one percent decrease in health care cost trend rate on other postretirement benefit obligation	10,900,000
Effect of one percent increase in health care cost trend rate on service and interest cost components	500,000
Effect of one percent decrease in health care cost trend rate on service and interest cost components	400,000
Recognized compensation expense	9,200,000	5,400,000	7,900,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	47.00%	47.00%
Equity Securities [Member] | U S Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	31.00%
Equity Securities [Member] | Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	16.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	38.00%	38.00%
Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	15.00%	15.00%
Other Securities [Member] | Hedge Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	5.00%
Other Securities [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	10.00%
Defined Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit retirement plan	25,873,000	31,989,000
Estimated contributions to plan in next fiscal year	21,700,000
Accrued benefit costs	151,593,000	105,733,000
Accrued benefit costs included in other current liabilities	600,000	600,000
Accrued benefit costs included in other long-term liabilities	151,000,000	105,100,000
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit retirement plan	3,385,000	3,410,000
Estimated contributions to plan in next fiscal year	4,800,000
Accrued benefit costs	116,086,000	95,315,000
Accrued benefit costs included in other current liabilities	5,200,000	4,400,000
Accrued benefit costs included in other long-term liabilities	$ 110,900,000	$ 90,900,000